Property and Equipment - Summary of Property and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	€ 197
Impairment charge	(6)
Ending Balance	291	€ 197
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	277	178
Additions	126	145
Acquired in business combinations	6
Disposals	(67)	(47)
Exchange differences	7	1
Ending Balance	349	277
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(80)	(105)
Depreciation charge	(29)	(21)
Impairment charge	(6)
Disposals	58	45
Exchange differences	(1)	1
Ending Balance	(58)	(80)
Property and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	11
Ending Balance	25	11
Property and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	61	105
Additions	20	3
Acquired in business combinations	1
Disposals	(29)	(46)
Exchange differences	1	(1)
Ending Balance	54	61
Property and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(50)	(84)
Depreciation charge	(8)	(12)
Disposals	30	45
Exchange differences	(1)	1
Ending Balance	(29)	(50)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	186
Ending Balance	266	186
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	216	73
Additions	106	142
Acquired in business combinations	5
Disposals	(38)	(1)
Exchange differences	6	2
Ending Balance	295	216
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(30)	(21)
Depreciation charge	(21)	(9)
Impairment charge	(6)
Disposals	28
Ending Balance	€ (29)	€ (30)